Equity reserves and long-term incentive plan awards	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Equity reserves and long-term incentive plan awards [Text Block]

16. Equity reserves and long‐term incentive plan awards

The Company has a stock option plan and a share unit plan under which restricted share units (“RSUs”), performance share units (“PSUs”), deferred share units (“DSUs”) and phantom share units may be awarded to directors, officers, employees and other service providers. All awards under the share unit plan may be designated by the Company’s Board of Directors to be settled in either cash, shares or a combination thereof. As at December 31, 2023, all units previously granted had been determined by the Board to be cash-settled. For awards granted under the share unit plan in 2024, the Board determined that the units would be settled in either cash or shares by resolution at the vesting date. Given the Company's historical practice of settling all share units in cash, all units were treated as cash settled as at December 31, 2024 and were recognized as liabilities at fair value accordingly.

Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity‐settled, may not exceed 5% of the issued and outstanding common shares of the Company. Share units designated as cash settled units at the grant date will not be considered in computing the limits of the share unit plan. Units designated at the time of grant as being settled in either cash or shares, at the Board's discretion, are considered in computing limits under the share unit plan as they may be dilutive upon vesting.

As all RSUs, PSUs, DSUs and phantom share units are accounted for as cash-settled awards, and they represent financial liabilities that are recorded at fair value at each reporting date and adjusted for the completed proportion of the vesting period, with any changes recorded as shared-based compensation expense in the Statement of Operations and Comprehensive Income. The financial liability associated with these cash-settled awards is recorded in accounts payable and accrued liabilities for amounts expected to be settled within one year, and within other non-current liabilities for amounts to be settled in excess of one year, as of the balance sheet date.

(a) Stock options

Options granted typically vest in one-third increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of five years following the grant date. The fair value of stock options granted is determined using the Black Scholes option pricing model.

The following table is a reconciliation of the movement in the number of stock options outstanding for the years ended December 31, 2024 and 2023:

		Weighted average
		exercise price
	Number of Options	C$
Balance, January 1, 2023	8,497,170	1.04
Granted	4,574,000	0.85
Exercised	(29,333)	0.84
Expired/Forfeited	(466,502)	1.13
Balance, December 31, 2023	12,575,335	0.97
Granted	3,534,000	1.31
Exercised	(3,605,160)	1.08
Expired/Forfeited	(1,454,336)	0.98
Balance, December 31, 2024	11,049,839	1.04

For stock options granted during the years ended December 31, 2024 and 2023, the following assumptions were applied in the Black Scholes option pricing model:

	Year ended December 31,
	2024	2023
Expected life of option (years)	3.7	3.7
Forfeiture rate	17.9%	20.3%
Dividend yield	0.0%	0.0%
Risk‐free rate	4.3%	3.5%
Volatility	57.6%	58.0%
Black Scholes fair value per option (in US dollars)	$0.44	$0.32

The following table summarizes stock options outstanding and exercisable as at December 31, 2024:

	Total options outstanding			Total options exercisable
			Weighted			Weighted
		Weighted average	average exercise		Weighted average	average exercise
Range of exercise	Number of	contractual life	price	Number of	contractual life	price
price	options	(years)	C$	options	(years)	C$
C$0.00‐C$1.00	6,228,338	2.80	0.76	2,669,995	2.59	0.71
C$1.01‐C$2.00	4,513,501	3.09	1.34	1,634,501	1.12	1.42
C$2.01‐C$3.00	308,000	1.42	2.24	243,000	0.63	2.20
	11,049,839	2.88	1.04	4,547,496	1.96	1.04

The following table summarizes share-based compensation expense recognized on stock options and aggregate gross proceeds received by the Company on stock option exercises for the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023
	$	$
Share‐based compensation expense	1,128	1,123
Gross proceeds from stock option exercises	2,843	19

(b) Restricted share units

RSUs granted vest in one-third increments every twelve months following the grant date for a total vesting period of three years.  The following table is a reconciliation of the movement in the number of RSU awards outstanding for the years ended December 31, 2024 and 2023:

	Number of RSUs
	December 31, 2024	December 31, 2023
Balance, beginning of year	564,237	534,508
Assumed in Acquisition	75,760	-
Granted	270,000	366,200
Settled in cash	(302,046)	(279,069)
Forfeited	(59,667)	(57,402)
Balance, end of year	548,284	564,237

For all RSUs granted during the year ended December 31, 2024, the awards vest in three equal tranches over a service period of three years and had an estimated weighted average forfeiture rate of 23.9% (year ended December 31, 2023 - awards granted vest over a service period of three years and had an estimated forfeiture rate of 24.2%).

The following table is a reconciliation of the movement in the RSU liability for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	265	169
Assumed in Acquisition	30	-
Awards vested and change in fair value, net of forfeited awards	494	265
Settled in cash	(409)	(169)
Total RSU liability, end of year	380	265
Less: current portion of RSU liability	(281)	(195)
Total non-current RSU liability, end of year	99	70

(c) Performance share units

PSUs granted prior to December 31, 2023 vest in either one-half or one-third increments every twelve months following the grant date for a total vesting period of two or three years. PSUs granted in 2024 have a cliff vesting feature and will vest after a service period of three years.

All PSUs contain performance criteria applied to the number of units that vest. The number of units that vest will be determined by the Company's relative share price performance in comparison to a peer group of companies or upon achievement of certain Company strategic objectives. The PSU performance multiplier ranges from 0% to 150%.

The following table is a reconciliation of the movement in the number of PSU awards outstanding for the years ended December 31, 2024 and 2023:

	Number of PSUs
	December 31, 2024	December 31, 2023
Balance, beginning of year	2,501,482	1,739,401
Granted	884,000	1,287,200
Settled in cash	(1,709,427)	(908,429)
Added due to performance condition	191,383	563,857
Forfeited	(390,951)	(180,547)
Balance, end of year	1,476,487	2,501,482

For all PSUs granted during the year ended December 31, 2024, the awards vest in a single tranche after a service period of three years and had an estimated weighted-average forfeiture rate of 20.8% (year ended December 31, 2023 - awards granted vest in one-third increments over a service period of three years and had an estimated weighted-average forfeiture rate of 18.8%).

The following table is a reconciliation of the movement in the PSU liability for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	1,497	503
Awards vested and change in fair value, net of forfeited awards	1,909	1,577
Settled in cash	(2,479)	(583)
Total PSU liability, end of year	927	1,497
Less: current portion of PSU liability	(560)	(1,249)
Total non-current PSU liability, end of year	367	248

(d) Deferred share units

DSUs granted vest over a period of one year and will be paid to directors upon their retirement from the Board of Directors of the Company or upon a change of control.

The following table is a reconciliation of the movement in the number of DSU awards outstanding for the years ended December 31, 2024 and 2023:

	Number of DSUs
	December 31, 2024	December 31, 2023
Balance, beginning of year	4,068,275	3,132,000
Granted	1,045,200	1,942,400
Settled in cash	(1,194,975)	(860,875)
Forfeited	(87,600)	(145,250)
Balance, end of year	3,830,900	4,068,275

For all DSUs granted during the years ended December 31, 2024 and 2023, the awards vested over a service period of one year and had an estimated weighted-average forfeiture rate of 0.0%.

The following table is a reconciliation of the movement in the DSU liability for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	3,778	1,664
Awards vested and change in fair value, net of forfeited awards	2,927	2,663
Settled in cash	(1,940)	(549)
Total DSU liability, end of year	4,765	3,778

The financial liability associated with cash-settled DSU awards is recorded in accounts payable and accrued liabilities. During the year ended December 31, 2024, $1.9 million of DSUs were paid to former directors of the Company (year ended December 31, 2023 - $0.5 million paid to a former director of the Company).

(e) Phantom share units

On November 6, 2020, the Company granted 1,000,000 cash-settled phantom share units to the Chair of the Board.  The units vested three years from the grant date, but will only become payable upon the Chair's departure from the Board or upon a change of control of the Company, in a cash settlement amount equal to the fair value of 1,000,000 common shares as at the Chair's departure date or date of change of control.

The phantom share units represent a financial liability, as they will be settled in cash, and are marked-to-market at each reporting period end and presented in the Statement of Financial Position within accounts payable and accrued liabilities.

The following table is a reconciliation of the movement in the phantom share unit liability for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	917	381
Awards vested and change in fair value during the year	416	536
Total phantom share unit liability, end of year	1,333	917